Taxation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 114	€ 189
Weighted average statutory tax rate	25.20%	25.80%	25.80%
Effective tax rate	31.50%	29.20%	30.30%
Deferred tax asset	€ 170	€ 163
Change in deferred tax	(301)	(318)	€ 265
Changes in the composition of the group and other changes	0	(2)
Expenses not deductible for tax purposes	320	237	346
Tax effect of non-deductible expenses on regulatory issues			194
Deferred tax asset for right of use assets	306	370		€ 320
Deferred taxes for lease liabilities	(326)	(376)		€ (323)
Tax provision after concluding a tax settlement	(68)
Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax	(7)	(5)
Changes in the composition of the group and other changes		0
Settlement With Tax Authority [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expenses not deductible for tax purposes			€ 775
Net deferred tax [member] | Unused tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability due to recapture of previously deducted tax losses	€ (107)	€ (102)